SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Convertible Senior Notes, Revenue Recognition, Deferred Project Revenue, Cost of Revenues, Warranty Costs and Government Grants) (Narrative) (Details) - USD ($)
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue recognition [Line Items]
Amortization of deferred convertible notes issuance costs and premium	$ 0	$ 0	$ 32,935
Other Assets, Noncurrent	6,458,949	3,425,098
Solar power projects [Member]
Revenue recognition [Line Items]
Deferred project revenue		20,791,918
Revenue from Contract with Customer, Including Assessed Tax	48,784,766	64,837,042	77,372,737
Grant [Member]
Revenue recognition [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 883,741	$ 4,184,724	$ 1,708,163